Document and Entity Information	12 Months Ended
Feb. 28, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	TRITERRAS, INC.
Entity Central Index Key	0001819876
Current Fiscal Year End Date	--02-28
Entity File Number	001-39693
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9 Raffles Place
Entity Address, Address Line Two	#23-04 Republic Plaza
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048619
Entity Address Country	SG
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	81,364,337
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	9 Raffles Place
Entity Address, Address Line Two	#23-04 Republic Plaza
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048619
Entity Address Country	SG
Contact Personnel Name	Alvin Tan
City Area Code	+65
Local Phone Number	6661 9240
Ordinary Shares
Document Information [Line Items]
Trading Symbol	TRIT
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Trading Symbol	TRITW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ